Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Consolidated Balance Sheets
Ordinary share, par or stated value per share (in dollars per share)	$ 0.02	$ 5.00
Ordinary share, shares authorized	10,000,000,000	40,000,000
Ordinary share, shares, issued	17,205,438	17,205,438
Ordinary share, shares, outstanding	17,205,438	17,205,438